Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Components of Lease Income
The components of lease income were as follows:

(in thousands)	For the Three Months ended March 31, 2021	For the Three Months ended March 31, 2020
Interest income on lease financing (1)	$13,871	$11,949

(1)	Included in Interest Income – Loans and leases in the Consolidated Statements of Income and Comprehensive Income.

The components of lease income were as follows:

(in thousands)	For the Twelve Months ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Interest income on lease financing (1)	$52,279	$38,087

(1)	Included in Interest Income – Loans and leases in the Consolidated Statements of Income and Comprehensive Income.

Components of Net Investment in Direct Financing Leases
At March 31, 2021 and December 31, 2020, the carrying value of net investment in leases was $2.0 billion and $1.9 billion. The components of net investment in direct financing leases, including the carrying amount of the lease receivables, as well as the unguaranteed residual asset were as follows:

(in thousands)	March 31, 2021	December 31, 2020
Net investment in the lease – lease payments receivable	$1,929,213	$1,771,097
Net investment in the lease – unguaranteed residual assets	80,349	80,093

Total lease payments	$2,009,562	$1,851,190

At December 31, 2020 and December 31, 2019, the carrying value of net investment in leases was $1.9 billion and $1.4 billion. The components of net investment in direct financing leases, including the carrying amount of the lease receivables, as well as the unguaranteed residual asset were as follows:

(in thousands)	December 31, 2020	December 31, 2019
Net investment in the lease - lease payments receivable	$1,771,097	$1,302,760
Net investment in the lease - unguaranteed residual assets	80,093	74,064

Total lease payments	$1,851,190	$1,376,824

Summary of Remaining Maturity of Undiscounted Lease Receivables
The following table presents the remaining maturity analysis of the undiscounted lease receivables as of March 31, 2021, as well as the reconciliation to the total amount of receivables recognized in the Consolidated Statements of Condition:

(in thousands)	March 31, 2021
2021	$24,349
2022	111,308
2023	342,220
2024	236,013
2025	427,495
Thereafter	868,177

Total lease payments	2,009,562
Plus: deferred origination costs	30,823
Less: unearned income	(110,582)

Total lease finance receivables, net	$1,929,803

The following table presents the remaining maturity analysis of the undiscounted lease receivables as of December 31, 2020, as well as the reconciliation to the total amount of receivables recognized in the Consolidated Statements of Condition:

(in thousands)	December 31, 2020
2021	$37,373
2022	171,549
2023	277,468
2024	111,378
2025	430,585
Thereafter	822,837

Total lease payments	1,851,190
Plus: deferred origination costs	32,008
Less: unearned income	(116,366)

Total lease finance receivables, net	$1,766,832

Summary of Components of Lease Expense
The components of lease expense were as follows:

(in thousands)	For the Three Months Ended March 31, 2021	For the Three Months Ended March 31, 2020
Operating lease cost	$6,750	$6,759
Sublease income	(28)	(11)

Total lease cost	$6,722	$6,748

The components of lease expense were as follows:

(in thousands)	For the Twelve Months Ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Operating lease cost	$22,721	$28,695
Sublease income	(68)	(105)

Total lease cost	$22,653	$28,590

Summary of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to the leases for the following periods:

(in thousands)	For the Three Months Ended March 31, 2021	For the Three Months Ended March 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,750	$6,759

Supplemental cash flow information related to the leases for the following periods:

(in thousands)	For the Twelve Months Ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$22,721	$28,695

Summary of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to the leases for the following periods:

(in thousands, except lease term and discount rate)	March 31, 2021	December 31, 2020
Operating Leases:
Operating lease right-of-use assets	262,196	$266,864
Operating lease liabilities	262,169	266,846
Weighted average remaining lease term	16 years	16 years
Weighted average discount rate	3.08%	3.12%

Supplemental balance sheet information related to the leases for the following periods:

(in thousands, except lease term and discount rate)	December 31, 2020	December 31, 2019
Operating Leases:
Operating lease right-of-use assets	266,864	$286,194
Operating lease liabilities	266,846	285,991
Weighted average remaining lease term	16 years	17 years
Weighted average discount rate%	3.12%	3.23%

Summary of Maturities of Lease Liabilities

Maturities of lease liabilities:	March 31, 2021
(in thousands)
2021	$20,099
2022	25,893
2023	25,435
2024	24,764
2025	24,073
Thereafter	222,215

Total lease payments	342,479
Less: imputed interest	(80,310)

Total present value of lease liabilities	$262,169

(in thousands)	December 31, 2020
Maturities of lease liabilities:
2021	$26,961
2022	25,994
2023	25,545
2024	24,884
2025	24,113
Thereafter	223,503

Total lease payments	351,000
Less: imputed interest	(84,154)

Total present value of lease liabilities	$266,846